FI - Quantitative information about level 3 assets at fair value (Details 14) SFr in Millions, Pure in Millions	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Assets
Cash and Due from Banks	SFr 308	SFr 525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Securities received as collateral	15,017	50,773
Trading assets	111,141	157,338
Available-for-sale Securities, Debt Securities	1,005	607
Other investments	4,094	3,794
Loans	10,243	11,408
Other intangible assets (mortgage servicing rights), at fair value	224	180
Other assets	9,184	8,373
Recurring basis
Assets
Cash and Due from Banks	308	525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Securities received as collateral	15,017	50,773
Trading assets	111,141	157,338
Available-for-sale Securities, Debt Securities	1,005	607
Other investments	4,094	3,794
Loans	10,243	11,408
Loans - of which commercial and industrial	2,984	3,534
Loans - of which financial institutions	4,305	4,588
Other intangible assets (mortgage servicing rights), at fair value	224	180
Other assets	9,184	8,373
Other assets - of which loans held-for-sale	7,380	6,446
Total assets at fair value	219,839	290,992
Recurring basis | Other equity investments
Assets
Other investments	3,237	2,759
Recurring basis | Life finance instruments
Assets
Other investments	789	920
Recurring basis | Debt securities
Assets
Trading assets	54,198	64,395
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	23,408	27,957
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	9,590	11,477
Recurring basis | Debt securities | RMBS
Assets
Trading assets	17,457	21,439
Recurring basis | Equity securities
Assets
Trading assets	36,546	63,237
Recurring basis | Derivative instruments
Assets
Trading assets	17,559	25,531
Recurring basis | Other
Assets
Trading assets	2,838	4,175
Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	14	101
Trading assets	4,503	7,535
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,666	3,054
Loans	1,534	3,669
Loans - of which commercial and industrial	717	1,347
Loans - of which financial institutions	465	1,082
Other intangible assets (mortgage servicing rights), at fair value	167	180
Other assets	694	1,825
Other assets - of which loans held-for-sale	562	1,576
Total assets at fair value	10,578	16,364
Recurring basis | Level 3 | Option model
Assets
Loans - of which commercial and industrial		72
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	474	908
Loans - of which financial institutions	327	674
Other assets - of which loans held-for-sale	SFr 281	SFr 296
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	184	237
Loans - of which financial institutions, measurement input	0	192
Other assets - of which loans held-for-sale, measurement input	0	246
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	3,325	1,480
Loans - of which financial institutions, measurement input	3,212	1,698
Other assets - of which loans held-for-sale, measurement input	563	506
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	809	554
Loans - of which financial institutions, measurement input	921	612
Other assets - of which loans held-for-sale, measurement input	314	343
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input		25
Loans - of which financial institutions, measurement input		25
Other assets - of which loans held-for-sale, measurement input		1
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input		25
Loans - of which financial institutions, measurement input		40
Other assets - of which loans held-for-sale, measurement input		40
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input		25
Loans - of which financial institutions, measurement input		25
Other assets - of which loans held-for-sale, measurement input		34
Recurring basis | Level 3 | Price
Assets
Loans - of which commercial and industrial	SFr 209
Loans - of which financial institutions	SFr 158
Recurring basis | Level 3 | Price | Measurement Input, Quoted Price [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	0
Loans - of which financial institutions, measurement input	14
Recurring basis | Level 3 | Price | Measurement Input, Quoted Price [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	100
Loans - of which financial institutions, measurement input	76
Recurring basis | Level 3 | Price | Measurement Input, Quoted Price [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	50
Loans - of which financial institutions, measurement input	31
Recurring basis | Level 3 | Vendor price
Assets
Other assets - of which loans held-for-sale	SFr 16
Recurring basis | Level 3 | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	0
Recurring basis | Level 3 | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	75
Recurring basis | Level 3 | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	54
Recurring basis | Level 3 | Market comparable
Assets
Loans - of which commercial and industrial	SFr 6	SFr 338
Loans - of which financial institutions		190
Other assets - of which loans held-for-sale	SFr 254	SFr 1,277
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	19	0
Loans - of which financial institutions, measurement input		0
Other assets - of which loans held-for-sale, measurement input	0	0
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	19	100
Loans - of which financial institutions, measurement input		100
Other assets - of which loans held-for-sale, measurement input	139	111
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	19	70
Loans - of which financial institutions, measurement input		54
Other assets - of which loans held-for-sale, measurement input	67	71
Recurring basis | Level 3 | Market comparable | Measurement Input, Pre-IPO instrinsic option [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input		100
Recurring basis | Level 3 | Market comparable | Measurement Input, Pre-IPO instrinsic option [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input		100
Recurring basis | Level 3 | Market comparable | Measurement Input, Pre-IPO instrinsic option [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input		100
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	SFr 2,863	SFr 2,132
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	1
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	1,292
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	54
Recurring basis | Level 3 | Other equity investments | Vendor price
Assets
Other investments		110
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV
Assets
Other investments	929	974
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	287	310
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	287	310
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	287	310
Recurring basis | Level 3 | Other equity investments | Market comparable
Assets
Other investments	1,919
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	789	920
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Other investments	2	2
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Other investments	16	15
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Other investments	6	6
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,225	2,253
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	35	140
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	478	1,270
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Option model
Assets
Trading assets	55	416
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets		SFr 386
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Consolidation, Eliminations [Member]
Assets
Trading assets	SFr 124
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input		(9)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input		1,509
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input		1,007
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Minimum
Assets
Trading assets, measurement input	50
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Maximum
Assets
Trading assets, measurement input	1,290
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Weighted average
Assets
Trading assets, measurement input	701
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	47
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	39
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	39
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(50)	(50)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100	100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	68	55
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Maximum
Assets
Trading assets, measurement input	3
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input		2
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input		40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input		40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input		40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	163	158
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	17	23
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price
Assets
Trading assets	SFr 69
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	35
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	120
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	92
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price
Assets
Trading assets	SFr 145	SFr 71
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	123	2,292
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	79	1,654
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Unadjusted NAV [Member] | Minimum
Assets
Trading assets, measurement input		1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Unadjusted NAV [Member] | Maximum
Assets
Trading assets, measurement input		1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Unadjusted NAV [Member] | Weighted average
Assets
Trading assets, measurement input		1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 107	SFr 321
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	110	227
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	63	95
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	SFr 424	SFr 557
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	29
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	13
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	SFr 195	124
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,187	3,911
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	624	733
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model
Assets
Trading assets	612
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 6
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Assets
Trading assets, measurement input	109
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Assets
Trading assets, measurement input	166
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Assets
Trading assets, measurement input	127
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	97
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(4)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	9
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Minimum
Assets
Trading assets, measurement input	(55)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Maximum
Assets
Trading assets, measurement input	(8)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Weighted average
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	21
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	17
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	(3)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	SFr 53	143
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	212	SFr 1,186
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Minimum
Assets
Trading assets, measurement input		50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Maximum
Assets
Trading assets, measurement input		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Weighted average
Assets
Trading assets, measurement input		66
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input		(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input		58
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input		4
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input		(2)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input		158
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		24
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 1,034	SFr 1,079
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2	2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	14	14
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	73	72
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	138	137
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	99	98
Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 896	SFr 1,247
Recurring basis | Level 3 | Other | Option model
Assets
Trading assets	SFr 93
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 611	766
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments		9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments		9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments		SFr 9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	3	3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	14	14
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	7	7
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Minimum
Assets
Other investments		SFr 3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Maximum
Assets
Other investments		3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Weighted average
Assets
Other investments		3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Minimum
Assets
Trading assets, measurement input	30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Maximum
Assets
Trading assets, measurement input	30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Weighted average
Assets
Trading assets, measurement input	30
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments		1
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments		1,249
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments		713
Recurring basis | Level 3 | Other | Market comparable
Assets
Trading assets	SFr 189
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0
Other investments		100
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	130
Other investments		100
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	34
Other investments		100
Recurring basis | Level 3 | Other | Other equity investments | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments		840
Recurring basis | Level 3 | Other | Other equity investments | Market comparable
Assets
Other investments		118
Nonrecurring basis
Assets
Other investments	SFr 152	543
Loans	17	71
Other assets	139	201
Total assets at fair value	308	815
Nonrecurring basis | Equity securities
Assets
Other investments	118	303
Nonrecurring basis | Equity securities (without a readily determinable fair value)
Assets
Other investments	21	227
Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	73	136
Other assets - of which premises, equipment and right-of-use assets	61	58
Nonrecurring basis | Level 3
Assets
Other investments	152	326
Loans	5	4
Other assets	110	97
Total assets at fair value	SFr 267	SFr 427
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input		1
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input		3
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input		3
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input		52
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input		52
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input		52
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Quoted Price [Member] | Minimum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input		52
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	80	83
Other assets - of which premises, equipment and right-of-use assets, measurement input	60	2
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	100	100
Other assets - of which premises, equipment and right-of-use assets, measurement input	60	2
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	88	95
Other assets - of which premises, equipment and right-of-use assets, measurement input	60	2
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Quoted Price [Member] | Minimum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input		2
Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	SFr 118	SFr 303
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	8	10
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	13	14
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	13	12
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value)
Assets
Other investments	21	10
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments	16
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	12
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	16
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	14
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable
Assets
Other investments	5
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	5
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	6,003
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	2,441
Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	45	39
Other assets - of which premises, equipment and right-of-use assets	60	54
Bank
Assets
Cash and Due from Banks	308	525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Securities received as collateral	15,017	50,773
Trading assets	111,299	157,511
Available-for-sale Securities, Debt Securities	1,003	605
Other investments	4,093	3,793
Loans	10,243	11,408
Other intangible assets (mortgage servicing rights), at fair value	224	180
Other assets	9,184	8,373
Bank | Recurring basis
Assets
Cash and Due from Banks	308	525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	68,623	57,994
Securities received as collateral	15,017	50,773
Trading assets	111,299	157,511
Available-for-sale Securities, Debt Securities	1,003	605
Other investments	4,093	3,793
Loans	10,243	11,408
Loans - of which commercial and industrial	2,984	3,534
Loans - of which financial institutions	4,305	4,588
Other intangible assets (mortgage servicing rights), at fair value	224	180
Other assets	9,184	8,373
Other assets - of which loans held-for-sale	7,380	6,446
Total assets at fair value	219,994	291,162
Bank | Recurring basis | Other equity investments
Assets
Other investments	3,237	2,760
Bank | Recurring basis | Life finance instruments
Assets
Other investments	789	920
Bank | Recurring basis | Debt securities
Assets
Trading assets	54,297	64,532
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	23,408	27,957
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	9,689	11,614
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	17,457	21,439
Bank | Recurring basis | Equity securities
Assets
Trading assets	36,606	63,273
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	17,559	25,531
Bank | Recurring basis | Other
Assets
Trading assets	2,837	4,175
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	14	101
Trading assets	4,503	7,535
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,666	3,054
Loans	1,534	3,669
Loans - of which commercial and industrial	717	1,347
Loans - of which financial institutions	465	1,082
Other intangible assets (mortgage servicing rights), at fair value	167	180
Other assets	694	1,825
Other assets - of which loans held-for-sale	562	1,576
Total assets at fair value	10,578	16,364
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,863	2,132
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	789	920
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,225	2,253
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	35	140
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	478	1,270
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	424	557
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	195	124
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,187	3,911
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	624	733
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	53	143
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	212	1,186
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,034	1,079
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	896	1,247
Bank | Nonrecurring basis
Assets
Other investments	152	543
Loans	17	71
Other assets	139	201
Total assets at fair value	308	815
Bank | Nonrecurring basis | Equity securities
Assets
Other investments	118	303
Bank | Nonrecurring basis | Equity securities (without a readily determinable fair value)
Assets
Other investments	21	227
Bank | Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	73	136
Other assets - of which premises, equipment and right-of-use assets	61	58
Bank | Nonrecurring basis | Level 3
Assets
Other investments	152	326
Loans	5	4
Other assets	110	97
Total assets at fair value	267	427
Bank | Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	118	303
Bank | Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value)
Assets
Other investments	21	10
Bank | Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	45	39
Other assets - of which premises, equipment and right-of-use assets	SFr 60	SFr 54